Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of consideration paid for acquisition	The fair value of the consideration is as follows:

Figures in million – SA rand	2025
Consideration paid	2,277
Total consideration	2,277
Goodwill arising from the business combination is as follows:

Figures in million – SA rand	2025
Consideration paid	2,277
Fair value of identifiable net assets acquired	(2,268)
Goodwill	9
The following table summarises the differences from amounts reported at 31 December 2024 due to the final revised PPA:

Figures in million – SA rand	2025
	As previous	Final payment	As revised
Fair value of identifiable net assets acquired	2,769	—	2,769

Consideration paid[1]	2,943	96	3,039
Fair value of NCI put liability[2]	109	—	109
Total consideration	3,052	96	3,148

Goodwill[3,4,5]	283	96	379
[1]  Cash consideration amounted to US$155.9 million (R2,920 million) paid in 2024. Due to new information obtained, cash consideration paid on the Reldan acquisition increased by US$5 million (R96 million) which was paid by 31 March 2025
[2]  Related to an NCI put option in respect of an intermediate Reldan holding company which holds an interest in the Indian joint venture operations, and may require the
Group to purchase shares from the non-controlling shareholders of Reldan if exercised by the NCI. The put option can be exercised by the NCI between three and five years after the effective date at market price
[3]  The goodwill is attributable to the human capital and the premium paid for the synergies and benefits expected to be derived from enhancing the Group's recycling business across the US, Mexico and India
4  US tax legislation requires the purchase consideration to be allocated in order to determine future tax deduction. An amount of R1,188 million (US$63 million) is estimated to be deductible for tax purposes in the future
[5]  The calculation of goodwill, previously amounting to R283 million as revised at 31 December 2024, was finalised at 31 March 2025 based on new information obtained before the 12 months remeasurement period in terms of IFRS 3 was completed. The net adjustments based on the new information obtained resulted in additional goodwill of R96 million recognised in the prior year

Schedule of identifiable assets acquired and liabilities assumed in acquisition	The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2025
Property, plant and equipment[2]	14	653
Intangible assets[2]	17	162
Other receivables		107
Inventories[2]		1,161
Trade and other receivables		134
Cash and cash equivalents[3]		383
Other payables		(38)
Deferred tax	11.3	(197)
Tax and royalties payable	11.4	(38)
Trade and other payables		(59)
Fair value of identifiable net assets acquired[1]		2,268
[1]Carrying value approximates fair value, except as detailed in footnote 2 below
[2]    Fair value of assets and liabilities for which the carrying value does not approximate fair value, excluding those not within the IFRS 3 measurement scope, were determined as follows:
•The fair value of property, plant and equipment was determined based on a combination of valuation approaches for specific asset classes. The valuation techniques includes using a market approach (sales comparables)and an indirect cost approach based on indexed historical costs (depreciated replacement cost)
•The fair value of intangible assets was determined based on the relief-from-royalty method which considers the discounted estimated royalty payments that are avoided as a result of ownership as well as an income approach (multi-period excess earnings method) which considers the present value of future net cash flows to value the vendor relationships. A cost approach was used for the valuation of Metallix software as it does not generate cash flows independently
•The fair value of inventories was based on an assessment of net realisable value
[3]    The transaction results in net cash paid of R1,894 million based on cash and cash equivalents acquired of R383 million and cash consideration paid of R2,277 million

Schedule of cash received (paid) on acquisition of subsidiaries	The table below provides a summary of the net cash paid on the acquisition of Metallix during the year ended 31 December 2025:

Figures in million – SA rand	2025
Metallix acquisition, net of cash acquired	(1,894)
Cash consideration paid	(2,277)
Cash and cash equivalents acquired	383